Employee compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of stock based compensation [Line Items]
Employee benefit expense, excl. tax credits and government subsidies	$ 396,926	$ 341,851
Total share-based compensation and related costs	129,304	109,066
Post-employment benefit expense, defined contribution plans	5,258	4,264
Post-employment benefit expense reversal, defined contribution plans	6,925
Sales and marketing
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related costs	$ 47,255	$ 46,639